Document and Entity Information	Dec. 16, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 16, 2022
Entity Registrant Name	MariaDB plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-41571
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	699 Veterans Blvd
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	855
Local Phone Number	562-7423
Entity Information, Former Legal or Registered Name	Mangomill plc
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001929589
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Ordinary Shares, nominal value $0.01 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	MRDB
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MRDBW
Security Exchange Name	NYSE